Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

March 31, 2021

VF-2040-QTLY-0521
1.903284.111

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	307,915	$14,472,005
VIP Equity-Income Portfolio Initial Class (a)	593,638	15,001,236
VIP Growth & Income Portfolio Initial Class (a)	708,850	17,139,991
VIP Growth Portfolio Initial Class (a)	157,716	14,826,888
VIP Mid Cap Portfolio Initial Class (a)	97,863	4,193,415
VIP Value Portfolio Initial Class (a)	603,390	11,005,829
VIP Value Strategies Portfolio Initial Class (a)	340,302	5,383,584
TOTAL DOMESTIC EQUITY FUNDS
(Cost $61,468,550)		82,022,948

International Equity Funds - 41.6%
VIP Emerging Markets Portfolio Initial Class (a)	1,871,274	27,601,293
VIP Overseas Portfolio Initial Class (a)	1,574,080	41,209,423
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,918,537)		68,810,716

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	304,090	3,305,458
Fidelity Long-Term Treasury Bond Index Fund (a)	300,294	4,126,035
VIP High Income Portfolio Initial Class (a)	627,757	3,320,835
VIP Investment Grade Bond Portfolio Initial Class (a)	300,663	4,052,936
TOTAL BOND FUNDS
(Cost $14,762,458)		14,805,264

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $2,100)	2,100	2,100
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $129,151,645)		165,641,028
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,361)
NET ASSETS - 100%		$165,626,667

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,015,724	$563,725	$225,524	$108	$(1,682)	$(46,785)	$3,305,458
Fidelity Long-Term Treasury Bond Index Fund	3,469,059	1,513,246	303,812	18,895	(27,835)	(524,623)	4,126,035
VIP Contrafund Portfolio Initial Class	13,077,143	2,715,630	977,247	631,861	(26,753)	(316,768)	14,472,005
VIP Emerging Markets Portfolio Initial Class	24,925,471	4,627,791	1,876,730	1,013,540	3,755	(78,994)	27,601,293
VIP Equity-Income Portfolio Initial Class	13,799,404	2,159,940	1,759,882	463,069	8,172	793,602	15,001,236
VIP Government Money Market Portfolio Initial Class 0.01%	300,700	4,085	304,785	2	--	--	--
VIP Growth & Income Portfolio Initial Class	15,718,713	2,347,662	2,209,826	483,143	34,936	1,248,506	17,139,991
VIP Growth Portfolio Initial Class	13,326,401	3,607,275	893,450	1,604,151	(27,251)	(1,186,087)	14,826,888
VIP High Income Portfolio Initial Class	3,009,962	487,095	165,467	25,216	(1,344)	(9,411)	3,320,835
VIP Investment Grade Bond Portfolio Initial Class	3,689,937	1,271,759	748,645	52,969	(14,151)	(145,964)	4,052,936
VIP Mid Cap Portfolio Initial Class	3,811,563	425,756	445,007	14,715	10,840	390,263	4,193,415
VIP Overseas Portfolio Initial Class	37,375,927	6,411,646	2,084,672	1,147,749	(15,155)	(478,323)	41,209,423
VIP Value Portfolio Initial Class	10,094,146	1,288,396	1,803,925	24,848	69,398	1,357,814	11,005,829
VIP Value Strategies Portfolio Initial Class	4,938,425	541,594	897,724	8,229	35,883	765,406	5,383,584
	150,552,575	27,965,600	14,696,696	5,488,495	48,813	1,768,636	165,638,928

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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